                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  2020 Calamos Court, Naperville
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC,
                                         2020 Calamos Court,
                                         Naperville, Illinois
                                         60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2007

DATE OF REPORTING PERIOD: January 31, 2007

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2007 (UNAUDITED)

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
CORPORATE BONDS (79.9%)

                   CONSUMER DISCRETIONARY (29.1%)
$  2,261,000       Asbury Automotive Group, Inc.
                   9.000%, 06/15/12                              $     2,376,876
   7,507,000       Aztar Corp.
                   7.875%, 06/15/14                                    8,205,151
  11,759,000       Beazer Homes USA, Inc.<
                   8.375%, 04/15/12                                   12,141,167
   4,523,000       DEX Media, Inc.<
                   8.000%, 11/15/13                                    4,737,843
  10,999,000       DIRECTV Financing Company, Inc.
                   8.375%, 03/15/13                                   11,562,699
                   EchoStar DBS Corp.
   4,771,000       7.125%, 02/01/16                                    4,812,746
     724,000       6.625%, 10/01/14                                      711,330
   7,209,000   GBP EMI Group, PLC
                   9.750%, 05/20/08                                   14,795,203
   6,332,000       Expedia, Inc.*<
                   7.456%, 08/15/18                                    6,534,421
   5,427,000       Ford Motor Company
                   8.625%, 11/01/10                                    5,611,941
   4,975,000       GameStop Corp.<
                   8.000%, 10/01/12                                    5,285,938
   1,357,000       General Motors Acceptance Corp.
                   6.875%, 09/15/11                                    1,378,522
                   General Motors Corp.
   8,141,000       7.200%, 01/15/11                                    7,957,827
   1,357,000       7.125%, 07/15/13<                                   1,319,683
                   Goodyear Tire & Rubber Company
   7,688,000       7.000%, 03/15/28                                    6,919,200
   3,618,000       7.857%, 08/15/11<                                   3,717,495
   2,714,000       Group 1 Automotive, Inc.
                   8.250%, 08/15/13                                    2,808,990
   5,201,000       Hanes Brands, Inc.*++
                   8.735%, 12/15/14                                    5,370,033
   3,618,000       Hasbro, Inc.
                   6.600%, 07/15/28                                    3,546,736
   5,201,000       Idearc, Inc.*
                   8.000%, 11/15/16                                    5,311,521
   2,714,000       Interpublic Group of Companies, Inc.<
                   7.250%, 08/15/11                                    2,781,850
  12,663,000       Isle of Capri Casinos, Inc.
                   9.000%, 03/15/12                                   13,296,150
   3,446,000       Jarden Corp.
                   9.750%, 05/01/12                                    3,665,683
   2,507,000       Kellwood Company<
                   7.625%, 10/15/17                                    2,292,759
   3,618,000       Landry's Restaurants, Inc.<
                   7.500%, 12/15/14                                    3,581,820
   2,714,000       Liberty Media Corp.<
                   8.250%, 02/01/30                                    2,695,881
   5,201,000       Linens 'n Things, Inc.< ++
                   10.985%, 01/15/14                                   5,070,975
  15,829,000       MGM Mirage<
                   8.375%, 02/01/11                                   16,719,381

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  7,055,000       NCL Holding, ASA
                   10.625%, 07/15/14                             $     7,213,738
   2,714,000       OfficeMax, Inc.
                   7.125%, 10/15/14                                    2,659,720
   4,070,000       Oxford Industries, Inc.
                   8.875%, 06/01/11                                    4,232,800
   4,523,000       Phillips-Van Heusen Corp.<
                   8.125%, 05/01/13                                    4,771,765
   1,809,000       Reader's Digest Association, Inc.
                   6.500%, 03/01/11                                    1,858,748
   1,809,000       Rent-A-Center, Inc.
                   7.500%, 05/01/10                                    1,836,135
   2,578,000       RH Donnelley Financial Corp.*
                   10.875%, 12/15/12                                   2,816,465
   2,714,000       Royal Caribbean Cruises, Ltd.<
                   7.500%, 10/15/27                                    2,678,254
     724,000       Station Casinos, Inc.
                   6.875%, 03/01/16                                      666,080
   7,236,000       Time Warner, Inc.
                   7.625%, 04/15/31                                    8,134,653
  11,487,000       Vail Resorts, Inc.
                   6.750%, 02/15/14                                   11,372,130
   4,523,000       Warnaco Group, Inc.
                   8.875%, 06/15/13                                    4,828,303
                   Warner Music Group
   7,191,000       7.375%, 04/15/14                                    7,119,090
     905,000   GBP 8.125%, 04/15/14                                    1,826,948
     724,000       Wynn Las Vegas, LLC
                   6.625%, 12/01/14                                      720,380
                                                                 ---------------
                                                                     227,945,030
                                                                 ---------------
                   CONSUMER STAPLES (10.2%)
     905,000       Alimentation Couche-Tard, Inc.
                   7.500%, 12/15/13                                      925,363
   2,668,000       Central Garden & Pet Company
                   9.125%, 02/01/13                                    2,794,730
   4,523,000       Chattem, Inc.
                   7.000%, 03/01/14                                    4,489,078
   3,618,000       Chiquita Brands International, Inc.<
                   8.875%, 12/01/15                                    3,437,100
   5,608,000       Del Monte Foods Company
                   8.625%, 12/15/12                                    5,944,480
  11,306,000       Dole Food Company, Inc.<
                   8.875%, 03/15/11                                   11,306,000
  10,854,000       Jean Coutu Group, Inc.
                   8.500%, 08/01/14                                   11,342,430
   3,166,000       NBTY, Inc.
                   7.125%, 10/01/15                                    3,173,915
                   Pilgrim's Pride Corp.
   3,437,000       8.375%, 05/01/17<                                   3,402,630
   1,538,000       7.625%, 05/01/15                                    1,530,310
   5,427,000       Pinnacle Foods Holding<
                   8.250%, 12/01/13                                    5,576,242
   5,065,000       Playtex Products, Inc.
                   8.000%, 03/01/11                                    5,324,581
                   Reynolds American, Inc.
   4,975,000       7.300%, 07/15/15                                    5,181,945
   2,714,000       7.625%, 06/01/16                                    2,884,903

                See accompanying Notes to Schedule of Investments

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  9,045,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                              $     9,248,512
   2,714,000       SUPERVALU, Inc.
                   7.500%, 11/15/14                                    2,841,447
                                                                 ---------------
                                                                      79,403,666
                                                                 ---------------
                   ENERGY (11.1%)
   6,286,000       Arch Western Finance, LLC
                   6.750%, 07/01/13                                    6,238,855
   8,141,000       Chesapeake Energy Corp.
                   7.500%, 06/15/14                                    8,415,759
   5,879,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                                    5,665,886
     606,000       Energy Partners, Ltd.
                   8.750%, 08/01/10                                      618,120
   2,714,000       Forest Oil Corp.
                   8.000%, 12/15/11                                    2,829,345
   4,222,000       Giant Industries, Inc.
                   11.000%, 05/15/12                                   4,517,540
   2,261,000       Hanover Compressor Company
                   9.000%, 06/01/14                                    2,419,270
   1,809,000       Mariner Energy, Inc.
                   7.500%, 04/15/13                                    1,763,775
   5,065,000       Petrohawk Energy Corp.
                   7.125%, 04/01/12                                    4,862,400
  10,221,000       Petroleo Brasileiro, SA<
                   8.375%, 12/10/18                                   12,122,106
                   Premcor Refining Group, Inc.
   5,789,000       9.500%, 02/01/13                                    6,231,882
   2,465,000       7.500%, 06/15/15                                    2,530,855
   2,714,000       Range Resources Corp.
                   7.375%, 07/15/13                                    2,768,280
   3,166,000       Superior Energy Services, Inc.
                   6.875%, 06/01/14                                    3,118,510
   6,332,000       Swift Energy Company<
                   9.375%, 05/01/12                                    6,680,260
   4,523,000       Whiting Petroleum Corp.<
                   7.250%, 05/01/13                                    4,511,692
                   Williams Companies, Inc.
   9,045,000       7.750%, 06/15/31                                    9,542,475
   1,809,000       7.500%, 01/15/31                                    1,890,405
                                                                 ---------------
                                                                      86,727,415
                                                                 ---------------
                   FINANCIALS (2.9%)
                   E*TRADE Financial Corp.
   5,970,000       7.375%, 09/15/13                                    6,223,725
   4,070,000       7.875%, 12/01/15<                                   4,375,250
   1,085,000       8.000%, 06/15/11                                    1,137,894
   6,784,000       Leucadia National Corp.
                   7.000%, 08/15/13                                    6,834,880
   1,538,000       Omega Healthcare Investors, Inc.
                   7.000%, 04/01/14                                    1,545,690
   2,273,000       Senior Housing Properties Trust
                   7.875%, 04/15/15                                    2,363,920
                                                                 ---------------
                                                                      22,481,359
                                                                 ---------------
                   HEALTH CARE (5.3%)
   3,708,000       Ameripath, Inc.<
                      10.500%, 04/01/13                                4,041,720

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  3,618,000       Angiotech Pharmaceuticals, Inc.
                   7.750%, 04/01/14                              $     3,346,650
   7,643,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                                    7,684,784
   1,538,000       Bio-Rad Laboratories, Inc.
                   7.500%, 08/15/13                                    1,599,520
   1,809,000       Biovail Corp.
                   7.875%, 04/01/10                                    1,856,486
     678,000       DaVita, Inc.
                   7.250%, 03/15/15                                      689,865
     543,000       Omnicare, Inc.<
                   6.875%, 12/15/15                                      538,928
   4,070,000       Psychiatric Solutions, Inc.
                   7.750%, 07/15/15                                    4,080,175
   7,688,000       Tenet Healthcare Corp.<
                   9.250%, 02/01/15                                    7,707,220
   4,070,000       Valeant Pharmaceuticals International
                   7.000%, 12/15/11                                    3,927,550
   5,879,000       Vanguard Health Systems, Inc.<
                   9.000%, 10/01/14                                    6,048,021
                                                                 ---------------
                                                                      41,520,919
                                                                 ---------------
                   INDUSTRIALS (4.6%)
   2,261,000       Armor Holdings, Inc.
                   8.250%, 08/15/13                                    2,374,050
     905,000       FTI Consulting, Inc.<
                   7.625%, 06/15/13                                      931,019
   2,714,000       Gardner Denver, Inc.
                   8.000%, 05/01/13                                    2,842,915
   2,714,000       GATX Corp.<
                   8.875%, 06/01/09                                    2,901,323
   5,879,000       General Cable Corp.<
                   9.500%, 11/15/10                                    6,231,740
   1,156,000       Global Cash Access, Inc.
                   8.750%, 03/15/12                                    1,213,800
   1,447,000       H&E Equipment Service, Inc.
                   8.375%, 07/15/16                                    1,537,437
                   IKON Office Solutions, Inc.
   1,809,000       7.750%, 09/15/15                                    1,913,017
   1,809,000       6.750%, 12/01/25                                    1,595,721
   1,357,000       Sequa Corp.
                   8.875%, 04/01/08                                    1,401,103
   6,332,000       Terex Corp.
                   7.375%, 01/15/14                                    6,490,300
   1,809,000       Trinity Industries, Inc.
                   6.500%, 03/15/14                                    1,786,387
   3,143,000       WESCO International, Inc.
                   7.500%, 10/15/17                                    3,174,430
   1,809,000       Williams Scotsman International, Inc.
                   8.500%, 10/01/15                                    1,890,405
                                                                 ---------------
                                                                      36,283,647
                                                                 ---------------
                   INFORMATION TECHNOLOGY (5.4%)
   5,276,000       Advanced Micro Devices, Inc.
                   7.750%, 11/01/12                                    5,407,900
     633,000       Anixter International, Inc.
                   5.950%, 03/01/15                                      602,141

                See accompanying Notes to Schedule of Investments

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$    633,000       Avago Technologies*<
                   11.875%, 12/01/15                             $       696,300
   3,618,000       Celestica, Inc.<
                   7.875%, 07/01/11                                    3,554,685
   4,523,000       Flextronics International, Ltd.<
                   6.500%, 05/15/13                                    4,409,925
   5,201,000       Freescale Semiconductor, Inc.*
                   8.875%, 12/15/14                                    5,201,000
     339,000       Sanmina-SCI Corp.
                   8.125%, 03/01/16                                      324,593
   6,196,000       SunGard Data Systems, Inc.
                   9.125%, 08/15/13                                    6,552,270
                   Xerox Corp.
   8,593,000       8.000%, 02/01/27<                                   8,807,825
   6,332,000       7.625%, 06/15/13                                    6,616,940
                                                                 ---------------
                                                                      42,173,579
                                                                 ---------------
                   MATERIALS (6.5%)
     905,000       Agrium, Inc.
                   7.125%, 05/23/36                                      952,751
     905,000       Crown Holdings, Inc.
                   7.750%, 11/15/15                                      941,200
   4,523,000       Equistar Chemicals, LP
                   10.625%, 05/01/11                                   4,816,995
     724,000       Gibraltar Industries, Inc.
                   8.000%, 12/01/15                                      716,760
                   Ineos Group Holdings, PLC*
   4,342,000   EUR 7.875%, 02/15/16                                    5,347,890
     905,000       8.500%, 02/15/16<                                     871,063
   6,743,000       IPSCO, Inc.
                   8.750%, 06/01/13                                    7,265,582
   3,618,000       Neenah Paper, Inc.
                   7.375%, 11/15/14                                    3,500,415
   7,236,000       Sealed Air Corp.*
                   6.875%, 07/15/33                                    7,209,372
   3,460,000       Terra Industries, Inc.*+
                   7.000%, 02/01/17                                    3,425,400
   1,809,000       Texas Industries, Inc.
                   7.250%, 07/15/13                                    1,858,748
   4,523,000       The Mosaic Company*
                   7.625%, 12/01/16                                    4,647,382
                   Union Carbide Corp.
   3,618,000       7.500%, 06/01/25                                    3,735,733
   2,804,000       7.875%, 04/01/23                                    3,003,572
   2,894,000       Westlake Chemical Corp.
                   6.625%, 01/15/16                                    2,850,590
                                                                 ---------------
                                                                      51,143,453
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (3.9%)
   2,714,000       CenturyTel, Inc.
                   6.875%, 01/15/28                                    2,633,421
     543,000       Citizens Communications Company
                   9.000%, 08/15/31                                      587,798
   1,809,000       iPCS, Inc.
                   11.500%, 05/01/12                                   2,007,990
   2,714,000       Leap Wireless International, Inc.*<
                   9.375%, 11/01/14                                    2,863,270

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$  2,714,000       Qwest Communications International,
                   Inc.<
                   7.750%, 02/15/31                              $     2,714,000
   3,392,000   CAD Rogers Communications, Inc.
                   7.250%, 12/15/11                                    3,148,380
   4,070,000   CAD Rogers Wireless, Inc.
                   7.625%, 12/15/11                                    3,845,922
   9,045,000       Sprint Nextel Corp.
                   7.375%, 08/01/15                                    9,278,587
   3,618,000       Syniverse Technologies, Inc.
                   7.750%, 08/15/13                                    3,645,135
                                                                 ---------------
                                                                      30,724,503
                                                                 ---------------
                   UTILITIES (0.9%)
   1,131,000       Edison International
                   7.730%, 06/15/09                                    1,170,585
     905,000       NRG Energy, Inc.
                   7.250%, 02/01/14                                      909,525
   5,427,000       TXU Corp.
                   6.500%, 11/15/24                                    5,052,776
                                                                 ---------------
                                                                       7,132,886
                                                                 ---------------
                   TOTAL CORPORATE BONDS
                   (Cost $606,594,220)                               625,536,457
                                                                 ---------------
CONVERTIBLE BONDS (19.8%)

                   CONSUMER DISCRETIONARY (6.1%)
   5,500,000       EchoStar Communications Corp.
                   5.750%, 05/15/08                                    5,616,875
   1,870,000       Liberty Media Corp. (CBS Corp.) &
                   3.250%, 03/15/31                                    1,617,550
   5,500,000   GBP Punch Taverns Redwood Jersey
                   Company, Ltd.
                   5.000%, 12/14/10                                   13,291,184
   9,000,000       The Interpublic Group of Companies,
                   Inc.*++
                   5.710%, 06/15/09                                   11,648,700
                   United Auto Group, Inc.
   3,040,000       3.500%, 04/01/26                                    3,545,400
   1,960,000       3.500%, 04/01/26*                                   2,285,850
   7,500,000       Walt Disney Company<
                   2.125%, 04/15/23                                    9,365,625
                                                                 ---------------
                                                                      47,371,184
                                                                 ---------------
                   CONSUMER STAPLES (0.7%)
   3,500,000       Church & Dwight Co., Inc.
                   5.250%, 08/15/33                                    5,346,250
                                                                 ---------------
                   FINANCIALS (0.3%)
   2,500,000       Travelers Property Casualty Corp.
                   4.500%, 04/15/32                                    2,576,000
                                                                 ---------------
                   HEALTH CARE (1.6%)
   5,000,000       Health Management Associates, Inc.<
                   4.375%, 08/01/23                                    5,187,500
   6,500,000       Wyeth< ++
                   4.877%, 01/15/24                                    6,982,950
                                                                 ---------------
                                                                      12,170,450
                                                                 ---------------

                See accompanying Notes to Schedule of Investments

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
                   INDUSTRIALS (1.7%)
$  5,500,000       Lockheed Martin Corp.< ++
                   5.124%, 08/15/33                              $     7,601,990
   5,000,000       Quanta Services, Inc.*
                   3.750%, 04/30/26                                    5,743,750
                                                                 ---------------
                                                                      13,345,740
                                                                 ---------------
                   INFORMATION TECHNOLOGY (7.8%)
   3,000,000       Andrew Corp.
                   3.250%, 08/15/13                                    3,060,000
   2,000,000       ASM International NV
                   4.250%, 12/06/11                                    2,412,068
  16,250,000       Electronic Data Systems Corp.<
                   3.875%, 07/15/23                                   17,042,188
  25,250,000       Intel Corp.<
                   2.950%, 12/15/35                                   23,230,000
                   Mentor Graphics Corp.
   5,000,000       6.250%, 03/01/26*                                   6,687,500
   2,500,000       6.250%, 03/01/26<                                   3,343,750
   5,370,000       Vishay Intertechnology, Inc.
                   3.625%, 08/01/23                                    5,356,575
                                                                 ---------------
                                                                      61,132,081
                                                                 ---------------
                   UTILITIES (1.6%)
   1,750,000   EUR International Power, PLC
                   3.250%, 07/20/13                                    2,777,554
   2,950,000   GBP Scottish & Southern Energy, PLC
                   3.750%, 10/29/09                                    9,817,868
                                                                 ---------------
                                                                      12,595,422
                                                                 ---------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $140,755,390)                               154,537,127
                                                                 ---------------
SYNTHETIC CONVERTIBLE SECURITIES (9.9%)

               CORPORATE BONDS (8.4%)

                   CONSUMER DISCRETIONARY (3.1%)
     239,000       Asbury Automotive Group, Inc.
                   9.000%, 06/15/12                                      251,249
     793,000       Aztar Corp.
                   7.875%, 06/15/14                                      866,749
   1,241,000       Beazer Homes USA, Inc.<
                   8.375%, 04/15/12                                    1,281,332
     477,000       DEX Media, Inc.<
                   8.000%, 11/15/13                                      499,658
   1,161,000       DIRECTV Financing Company, Inc.
                   8.375%, 03/15/13                                    1,220,501
                   EchoStar DBS Corp.
     504,000       7.125%, 02/01/16                                      508,410
      76,000       6.625%, 10/01/14                                       74,670
     761,000   GBP EMI Group, PLC
                   9.750%, 05/20/08                                    1,561,818
     668,000       Expedia, Inc.*<
                   7.456%, 08/15/18                                      689,355
     573,000       Ford Motor Company
                   8.625%, 11/01/10                                      592,527
     525,000       GameStop Corp.<
                   8.000%, 10/01/12                                      557,812

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$    143,000       General Motors Acceptance Corp.
                   6.875%, 09/15/11                              $       145,268
                   General Motors Corp.
     859,000       7.200%, 01/15/11                                      839,672
     143,000       7.125%, 07/15/13<                                     139,068
                   Goodyear Tire & Rubber Company
     812,000       7.000%, 03/15/28                                      730,800
     382,000       7.857%, 08/15/11<                                     392,505
     286,000       Group 1 Automotive, Inc.
                   8.250%, 08/15/13                                      296,010
     549,000       Hanes Brands, Inc.*++
                   8.735%, 12/15/14                                      566,842
     382,000       Hasbro, Inc.
                   6.600%, 07/15/28                                      374,476
     549,000       Idearc, Inc.*
                   8.000%, 11/15/16                                      560,666
     286,000       Interpublic Group of Companies, Inc.<
                   7.250%, 08/15/11                                      293,150
   1,337,000       Isle of Capri Casinos, Inc.
                   9.000%, 03/15/12                                    1,403,850
     364,000       Jarden Corp.
                   9.750%, 05/01/12                                      387,205
     265,000       Kellwood Company<
                   7.625%, 10/15/17                                      242,354
     382,000       Landry's Restaurants, Inc.<
                   7.500%, 12/15/14                                      378,180
     286,000       Liberty Media Corp.<
                   8.250%, 02/01/30                                      284,091
     549,000       Linens 'n Things, Inc.< ++
                   10.985%, 01/15/14                                     535,275
   1,671,000       MGM Mirage<
                   8.375%, 02/01/11                                    1,764,994
     745,000       NCL Holding, ASA
                   10.625%, 07/15/14                                     761,762
     286,000       OfficeMax, Inc.
                   7.125%, 10/15/14                                      280,280
     430,000       Oxford Industries, Inc.
                   8.875%, 06/01/11                                      447,200
     477,000       Phillips-Van Heusen Corp.<
                   8.125%, 05/01/13                                      503,235
     191,000       Reader's Digest Association, Inc.
                   6.500%, 03/01/11                                      196,253
     191,000       Rent-A-Center, Inc.
                   7.500%, 05/01/10                                      193,865
     272,000       RH Donnelley Financial Corp.*
                   10.875%, 12/15/12                                     297,160
     286,000       Royal Caribbean Cruises, Ltd.<
                   7.500%, 10/15/27                                      282,233
      76,000       Station Casinos, Inc.
                   6.875%, 03/01/16                                       69,920
     764,000       Time Warner, Inc.
                   7.625%, 04/15/31                                      858,883
   1,213,000       Vail Resorts, Inc.
                   6.750%, 02/15/14                                    1,200,870
     477,000       Warnaco Group, Inc.
                   8.875%, 06/15/13                                      509,197
                   Warner Music Group
     759,000       7.375%, 04/15/14                                      751,410

                See accompanying Notes to Schedule of Investments

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$     95,000   GBP 8.125%, 04/15/14                              $       191,779
      76,000       Wynn Las Vegas, LLC
                   6.625%, 12/01/14                                       75,620
                                                                 ---------------
                                                                      24,058,154
                                                                 ---------------
                   CONSUMER STAPLES (1.1%)
      95,000       Alimentation Couche-Tard, Inc.
                   7.500%, 12/15/13                                       97,138
     282,000       Central Garden & Pet Company
                   9.125%, 02/01/13                                      295,395
     477,000       Chattem, Inc.
                   7.000%, 03/01/14                                      473,423
     382,000       Chiquita Brands International, Inc.<
                   8.875%, 12/01/15                                      362,900
     592,000       Del Monte Foods Company
                   8.625%, 12/15/12                                      627,520
   1,194,000       Dole Food Company, Inc.<
                   8.875%, 03/15/11                                    1,194,000
   1,146,000       Jean Coutu Group, Inc.
                   8.500%, 08/01/14                                    1,197,570
     334,000       NBTY, Inc.
                   7.125%, 10/01/15                                      334,835
                   Pilgrim's Pride Corp.
     363,000       8.375%, 05/01/17<                                     359,370
     162,000       7.625%, 05/01/15                                      161,190
     573,000       Pinnacle Foods Holding<
                   8.250%, 12/01/13                                      588,757
     535,000       Playtex Products, Inc.
                   8.000%, 03/01/11                                      562,419
                   Reynolds American, Inc.
     525,000       7.300%, 07/15/15                                      546,838
     286,000       7.625%, 06/01/16                                      304,010
     955,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                                      976,487
     286,000       SUPERVALU, Inc.
                   7.500%, 11/15/14                                      299,430
                                                                 ---------------
                                                                       8,381,282
                                                                 ---------------
                   ENERGY (1.2%)
     664,000       Arch Western Finance, LLC
                   6.750%, 07/01/13                                      659,020
     859,000       Chesapeake Energy Corp.
                   7.500%, 06/15/14                                      887,991
     621,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                                      598,489
      64,000       Energy Partners, Ltd.
                   8.750%, 08/01/10                                       65,280
     286,000       Forest Oil Corp.
                   8.000%, 12/15/11                                      298,155
     446,000       Giant Industries, Inc.
                   11.000%, 05/15/12                                     477,220
     239,000       Hanover Compressor Company
                   9.000%, 06/01/14                                      255,730
     191,000       Mariner Energy, Inc.
                   7.500%, 04/15/13                                      186,225
     535,000       Petrohawk Energy Corp.
                   7.125%, 04/01/12                                      513,600
   1,079,000       Petroleo Brasileiro, SA<
                   8.375%, 12/10/18                                    1,279,694

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
                   Premcor Refining Group, Inc.
$    611,000       9.500%, 02/01/13                              $       657,744
     260,000       7.500%, 06/15/15                                      266,946
     286,000       Range Resources Corp.
                   7.375%, 07/15/13                                      291,720
     334,000       Superior Energy Services, Inc.
                   6.875%, 06/01/14                                      328,990
     668,000       Swift Energy Company<
                   9.375%, 05/01/12                                      704,740
     477,000       Whiting Petroleum Corp.<
                   7.250%, 05/01/13                                      475,808
                   Williams Companies, Inc.
     955,000       7.750%, 06/15/31                                    1,007,525
     191,000       7.500%, 01/15/31                                      199,595
                                                                 ---------------
                                                                       9,154,472
                                                                 ---------------
                   FINANCIALS (0.3%)
                   E*TRADE Financial Corp.
     630,000       7.375%, 09/15/13                                      656,775
     430,000       7.875%, 12/01/15<                                     462,250
     115,000       8.000%, 06/15/11                                      120,606
     716,000       Leucadia National Corp.
                   7.000%, 08/15/13                                      721,370
     162,000       Omega Healthcare Investors, Inc.
                   7.000%, 04/01/14                                      162,810
     240,000       Senior Housing Properties Trust
                   7.875%, 04/15/15                                      249,600
                                                                 ---------------
                                                                       2,373,411
                                                                 ---------------
                   HEALTH CARE (0.5%)
     392,000       Ameripath, Inc.<
                   10.500%, 04/01/13                                     427,280
     382,000       Angiotech Pharmaceuticals, Inc.
                   7.750%, 04/01/14                                      353,350
     807,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                                      811,412
     162,000       Bio-Rad Laboratories, Inc.
                   7.500%, 08/15/13                                      168,480
     191,000       Biovail Corp.
                   7.875%, 04/01/10                                      196,014
      72,000       DaVita, Inc.
                   7.250%, 03/15/15                                       73,260
      57,000       Omnicare, Inc.<
                   6.875%, 12/15/15                                       56,572
     430,000       Psychiatric Solutions, Inc.
                   7.750%, 07/15/15                                      431,075
     812,000       Tenet Healthcare Corp.<
                   9.250%, 02/01/15                                      814,030
     430,000       Valeant Pharmaceuticals International
                   7.000%, 12/15/11                                      414,950
     621,000       Vanguard Health Systems, Inc.<
                   9.000%, 10/01/14                                      638,854
                                                                 ---------------
                                                                       4,385,277
                                                                 ---------------
                   INDUSTRIALS (0.5%)
     239,000       Armor Holdings, Inc.
                   8.250%, 08/15/13                                      250,950
      95,000       FTI Consulting, Inc.<
                   7.625%, 06/15/13                                       97,731

                See accompanying Notes to Schedule of Investments

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$    286,000       Gardner Denver, Inc.
                   8.000%, 05/01/13                              $       299,585
     286,000       GATX Corp.<
                   8.875%, 06/01/09                                      305,740
     621,000       General Cable Corp.<
                   9.500%, 11/15/10                                      658,260
     122,000       Global Cash Access, Inc.
                   8.750%, 03/15/12                                      128,100
     153,000       H&E Equipment Service, Inc.
                   8.375%, 07/15/16                                      162,563
                   IKON Office Solutions, Inc.
     191,000       7.750%, 09/15/15                                      201,982
     191,000       6.750%, 12/01/25                                      168,481
     143,000       Sequa Corp.
                   8.875%, 04/01/08                                      147,648
     668,000       Terex Corp.
                   7.375%, 01/15/14                                      684,700
     191,000       Trinity Industries, Inc.
                   6.500%, 03/15/14                                      188,613
     332,000       WESCO International, Inc.
                   7.500%, 10/15/17                                      335,320
     191,000       Williams Scotsman International, Inc.
                   8.500%, 10/01/15                                      199,595
                                                                 ---------------
                                                                       3,829,268
                                                                 ---------------
                   INFORMATION TECHNOLOGY (0.5%)
     557,000       Advanced Micro Devices, Inc.
                   7.750%, 11/01/12                                      570,925
      67,000       Anixter International, Inc.
                   5.950%, 03/01/15                                       63,734
      67,000       Avago Technologies*<
                   11.875%, 12/01/15                                      73,700
     382,000       Celestica, Inc.<
                   7.875%, 07/01/11                                      375,315
     477,000       Flextronics International, Ltd.<
                   6.500%, 05/15/13                                      465,075
     549,000       Freescale Semiconductor, Inc.*
                   8.875%, 12/15/14                                      549,000
      36,000       Sanmina-SCI Corp.
                   8.125%, 03/01/16                                       34,470
     654,000       SunGard Data Systems, Inc.
                   9.125%, 08/15/13                                      691,605
                   Xerox Corp.
     907,000       8.000%, 02/01/27<                                     929,675
     668,000       7.625%, 06/15/13                                      698,060
                                                                 ---------------
                                                                       4,451,559
                                                                 ---------------
                   MATERIALS (0.7%)
      95,000       Agrium, Inc.
                   7.125%, 05/23/36                                      100,013
      95,000       Crown Holdings, Inc.
                   7.750%, 11/15/15                                       98,800
     477,000       Equistar Chemicals, LP
                   10.625%, 05/01/11                                     508,005
      76,000       Gibraltar Industries, Inc.
                   8.000%, 12/01/15                                       75,240
                   Ineos Group Holdings, PLC*
     458,000   EUR 7.875%, 02/15/16                                      564,103

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
$     95,000       8.500%, 02/15/16<                             $        91,438
     712,000       IPSCO, Inc.
                   8.750%, 06/01/13                                      767,180
     382,000       Neenah Paper, Inc.
                   7.375%, 11/15/14                                      369,585
     764,000       Sealed Air Corp.*
                   6.875%, 07/15/33                                      761,188
     365,000       Terra Industries, Inc.*+
                   7.000%, 02/01/17                                      361,350
     191,000       Texas Industries, Inc.
                   7.250%, 07/15/13                                      196,252
     477,000       The Mosaic Company*
                   7.625%, 12/01/16                                      490,117
                   Union Carbide Corp.
     382,000       7.500%, 06/01/25                                      394,431
     296,000       7.875%, 04/01/23                                      317,067
     306,000       Westlake Chemical Corp.
                   6.625%, 01/15/16                                      301,410
                                                                 ---------------
                                                                       5,396,179
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (0.4%)
     286,000       CenturyTel, Inc.
                   6.875%, 01/15/28                                      277,509
      57,000       Citizens Communications Company
                   9.000%, 08/15/31                                       61,702
     191,000       iPCS, Inc.
                   11.500%, 05/01/12                                     212,010
     286,000       Leap Wireless International, Inc.*<
                   9.375%, 11/01/14                                      301,730
     286,000       Qwest Communications International,
                   Inc.<
                   7.750%, 02/15/31                                      286,000
     358,000   CAD Rogers Communications, Inc.
                   7.250%, 12/15/11                                      332,288
     430,000   CAD Rogers Wireless, Inc.
                   7.625%, 12/15/11                                      406,326
     955,000       Sprint Nextel Corp.
                   7.375%, 08/01/15                                      979,663
     382,000       Syniverse Technologies, Inc.
                   7.750%, 08/15/13                                      384,865
                                                                 ---------------
                                                                       3,242,093
                                                                 ---------------
                   UTILITIES (0.1%)
     119,000       Edison International
                   7.730%, 06/15/09                                      123,165
      95,000       NRG Energy, Inc.
                   7.250%, 02/01/14                                       95,475
     573,000       TXU Corp.
                   6.500%, 11/15/24                                      533,488
                                                                 ---------------
                                                                         752,128
                                                                 ---------------
                      TOTAL CORPORATE BONDS                           66,023,823
                                                                 ---------------

                See accompanying Notes to Schedule of Investments

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  NUMBER OF
  CONTRACTS                                                            VALUE
------------                                                     ---------------
               OPTIONS (1.5%)

                   CONSUMER DISCRETIONARY (0.3%)
         725       Comcast Corp.#
                   Call, 01/17/09, Strike $42.50                 $       663,375
         200       Garmin, Ltd.#
                   Call, 01/19/08, Strike $50.00                         149,000
         470       Harley-Davidson, Inc.#
                   Call, 01/17/09, Strike $70.00                         493,500
                   Nike, Inc.#
         180       Call, 01/17/09, Strike $100.00                        238,500
         180       Call, 01/17/09, Strike $90.00                         342,900
         260       Office Depot, Inc.#
                   Call, 01/19/08, Strike $40.00                          94,900
         350       Omnicom Group, Inc.#
                   Call, 01/17/09, Strike $100.00                        633,500
                                                                 ---------------
                                                                       2,615,675
                                                                 ---------------
                   CONSUMER STAPLES (0.1%)
         820       Coca-Cola Company#
                   Call, 01/17/09, Strike $45.00                         524,800
         375       Kroger Company#
                   Call, 01/17/09, Strike $25.00                         159,375
         215       PepsiCo, Inc.#
                   Call, 01/19/08, Strike $60.00                         176,300
                                                                 ---------------
                                                                         860,475
                                                                 ---------------
                   FINANCIALS (0.3%)
         460       A.G. Edwards, Inc.#
                   Call, 01/17/09, Strike $70.00                         395,600
         750       Bank of America Corp.#
                   Call, 01/17/09, Strike $50.00                         528,750
          15       Chicago Mercantile Exchange
                   Holdings, Inc.#
                   Call, 01/19/08, Strike $510.00                        152,475
                   Goldman Sachs Group, Inc.#
          85       Call, 01/17/09, Strike $195.00                        411,825
          60       Call, 01/19/08, Strike $190.00                        234,600
         120       Lehman Brothers Holdings, Inc.#
                   Call, 01/19/08, Strike $75.00                         173,400
         130       Merrill Lynch & Company, Inc.#
                   Call, 01/19/08, Strike $85.00                         193,050
                                                                 ---------------
                                                                       2,089,700
                                                                 ---------------
                   HEALTH CARE (0.1%)
          75       Allergan, Inc.#
                   Call, 01/19/08, Strike $110.00                        130,500
         650       Johnson & Johnson#
                   Call, 01/17/09, Strike $65.00                         529,750
                                                                 ---------------
                                                                         660,250
                                                                 ---------------
                   INDUSTRIALS (0.1%)
         460       General Dynamics Corp.#
                   Call, 01/17/09, Strike $75.00                         627,900
                                                                 ---------------
                   INFORMATION TECHNOLOGY (0.6%)
          70       Apple Computer, Inc.#
                   Call, 01/19/08, Strike $90.00                          88,900
         960       Cisco Systems, Inc.#
                   Call, 01/17/09, Strike $27.50                         470,400
         280       Hewlett-Packard Company#
                   Call, 01/19/08, Strike $40.00                         198,800

  NUMBER OF
  CONTRACTS                                                           VALUE
------------                                                     ---------------
         500       Infosys Technologies, Ltd.#
                   Call, 01/17/09, Strike $55.00                 $       680,000
         250       Intuit, Inc.#
                   Call, 01/19/08, Strike $35.00                          60,625
       1,300       Microsoft Corp.#
                   Call, 01/17/09, Strike $30.00                         637,000
         275       Motorola, Inc.#
                   Call, 01/19/08, Strike $22.50                          37,812
                   Nokia Corp.#
       1,900       Call, 01/19/08, Strike $20.00                         684,000
       1,900       Call, 01/19/08, Strike $17.50                       1,026,000
         200       NVIDIA Corp.#
                   Call, 01/19/08, Strike $40.00                          49,000
       1,600       Oracle Corp.#
                   Call, 01/17/09, Strike $17.50                         520,000
                                                                 ---------------
                                                                       4,452,537
                                                                 ---------------
                   TELECOMMUNICATION SERVICES (0.0%)
         190       America Movil, S.A. de C.V.#
                   Call, 01/19/08, Strike $40.00                         171,000
         130       NII Holdings, Inc.#
                   Call, 01/19/08, Strike $70.00                         176,150
                                                                 ---------------
                                                                         347,150
                                                                 ---------------
                      TOTAL OPTIONS                                   11,653,687
                                                                 ---------------
                   TOTAL SYNTHETIC CONVERTIBLE
                   SECURITIES
                   (Cost $75,387,553)                                 77,677,510
                                                                 ---------------

  NUMBER OF
   SHARES                                                              VALUE
------------                                                     ---------------
CONVERTIBLE PREFERRED STOCKS (34.0%)

                   CONSUMER DISCRETIONARY (2.9%)
     610,000       Ford Motor Company Capital Trust II
                   6.500%                                             22,490,700
                                                                 ---------------
                   CONSUMER STAPLES (0.8%)
       5,000       Universal Corp.
                   6.750%                                              6,070,000
                                                                 ---------------
                   ENERGY (1.6%)
      50,000       Chesapeake Energy Corp.
                   6.250%                                             12,753,750
                                                                 ---------------
                   FINANCIALS (22.0%)
     525,000       Citigroup, Inc. (Genworth Financial,
                   Inc.)< ++ &
                   5.020%                                             17,272,500
      16,000       Fortis Insurance, N.V. (Assurant,
                   Inc.)*&
                   7.750%                                             22,689,600
     240,000       Lazard, Ltd.
                   6.625%                                             10,466,400
     850,000       Lehman Brothers Holdings, Inc.
                   (General Mills, Inc.)&
                   6.250%                                             23,264,500
     190,000       Merrill Lynch & Co., Inc. (Nuveen
                   Investments, Inc.)&
                   6.750%                                              8,455,000

                See accompanying Notes to Schedule of Investments

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
     785,000       Metlife, Inc.
                   6.375%                                        $    24,664,700
     650,000       National Australia Bank, Ltd.
                   7.875%                                             33,280,000
      55,000       Reinsurance Group of America, Inc.
                   5.750%                                              3,985,300
     130,000   CHF Swiss Re
                   6.000%                                             10,780,075
     310,000       Washington Mutual, Inc.
                   5.375%                                             17,174,000
                                                                 ---------------
                                                                     172,032,075
                                                                 ---------------
                   HEALTH CARE (1.6%)
     215,000       Schering-Plough Corp.
                   6.000%                                             12,663,500
                                                                 ---------------
                   UTILITIES (5.1%)
     410,000       AES Corp. Trust III
                   6.750%                                             19,593,900
     435,000       CenterPoint Energy, Inc. (Time
                   Warner, Inc.)++&
                   2.000%                                             16,801,875
      65,000       Southern Union Company
                   5.000%                                              3,442,725
                                                                 ---------------
                                                                      39,838,500
                                                                 ---------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCKS
                   (Cost $225,483,032)                               265,848,525
                                                                 ---------------
WARRANTS (0.1%)

                   CONSUMER DISCRETIONARY (0.1%)
     100,000       Expedia, Inc.#
                   05/07/12, Strike $24.46                               262,500
     100,000       IAC/InterActiveCorp#
                   05/07/12,  Strike $30.54                              787,500
                                                                 ---------------
                                                                       1,050,000
                                                                 ---------------
                   TOTAL WARRANTS
                   (Cost $831,500)                                     1,050,000
                                                                 ---------------

  PRINCIPAL
   AMOUNT                                                             VALUE
------------                                                     ---------------
SHORT-TERM INVESTMENT (2.9%)

                   COMMERCIAL PAPER (2.9%)
$ 22,741,000       Citigroup, Inc.
                   5.210%, 02/01/07
                   (Cost $22,741,000)                                 22,741,000
                                                                 ---------------

  NUMBER OF
   SHARES                                                             VALUE
------------                                                     ---------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (19.4%)
 151,986,000       Bank of New York Institutional Cash
                   Reserve Fund
                   current rate 5.384%
                   (Cost $151,986,000)                               151,986,000
                                                                 ---------------
TOTAL INVESTMENTS (166.0%)
(Cost $1,223,778,695)                                              1,299,376,619
                                                                 ---------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-19.4%)                  (151,986,000)
                                                                 ---------------
OTHER ASSETS, LESS LIABILITIES (2.5%)                                 20,213,225
                                                                 ---------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS
PAYABLE (-49.1%)                                                    (384,694,301)
                                                                 ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)            $   782,909,543
                                                                 ---------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2007, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $86,825,441 or 11.1% of net assets.

+    Security was purchased on when issued basis.

<    Security, or portion of security, is on loan.

#    Non-income producing security.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at January 31, 2007.

& Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

CAD Canadian Dollar

CHF Swiss Franc

EUR European Monetary Unit

GBP British Pound Sterling

                See accompanying Notes to Schedule of Investments

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible Opportunities and Income Fund (the "Fund") was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

PORTFOLIO VALUATION. The valuation of the Fund's portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

The Fund also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices.

INVESTMENT TRANSACTIONS. Short-term and long-term investment transactions are recorded on a trade date basis on January 31, 2007.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 - INVESTMENTS

The following information is presented on a Federal income tax basis as of January 31, 2007. Differences between the cost basis under U.S. generally accepted accounting principles and Federal income tax purposes are primarily due to timing differences.

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

Cost basis of investments                    $1,235,360,012
                                             --------------
Gross unrealized appreciation                    78,616,932
Gross unrealized depreciation                   (14,600,325)
                                             --------------
Net unrealized appreciation (depreciation)   $   64,016,607
                                             --------------

NOTE 3 - FORWARD FOREIGN CURRENCY CONTRACTS

There were no open forward foreign currency contracts at January 31, 2007.

NOTE 4 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component", which may be a convertible or non-convertible security) and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 15,360 shares of Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W7, 2,400 shares of W28, 2,400 shares of TH7, 2,040 shares of TH28, and 2,400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 6 - INTEREST RATE TRANSACTIONS

Swap agreements are stated at fair value. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation).

Details of the interest rate swap agreements outstanding as of January 31, 2007 were as follows:

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

                                                                                     Unrealized
                   Termination        Notional     Fixed Rate     Floating Rate     Appreciation
Counterparty           Date         Amount (000)   (Fund Pays)   (Fund Receives)   (Depreciation)
-------------   -----------------   ------------   -----------   ---------------   -------------
Merrill Lynch        July 3, 2007      65,000         2.33%       1 month LIBOR         968,576
Merrill Lynch   November 28, 2007      60,000         3.26%       1 month LIBOR       1,012,223
Merrill Lynch        July 3, 2008      70,000         2.69%       1 month LIBOR       2,617,412
Merrill Lynch   November 28, 2008      60,000         3.60%       1 month LIBOR       1,683,339
                                                                                     ----------
                                                                                     $6,281,550
                                                                                     ==========

NOTE 7 - SECURITIES LENDING

For the three-month period ended January 31, 2007, the Fund loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. At January 31, 2007, the Fund had securities valued at $146,071,683 that were on loan to broker-dealers and banks and $151,986,000 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 28, 2007


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: March 28, 2007